GOLDMAN SACHS TRUST II

Class A, Institutional, Service, Investor, Class R and Class R6 Shares of the

Goldman Sachs Target Date Portfolios

Goldman Sachs Target Date 2020 Portfolio

Goldman Sachs Target Date 2025 Portfolio

Goldman Sachs Target Date 2030 Portfolio

Goldman Sachs Target Date 2035 Portfolio

Goldman Sachs Target Date 2040 Portfolio

Goldman Sachs Target Date 2045 Portfolio

Goldman Sachs Target Date 2050 Portfolio

Goldman Sachs Target Date 2055 Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

Supplement dated February 8, 2018 to the

Statement of Additional Information (“SAI”), dated December 29, 2017

Effective immediately, each Portfolio will publish information regarding its portfolio holdings on a monthly basis subject to a ten day, rather than a thirty day, lag between the date of the information and the date on which the information is disclosed.

Accordingly, effective immediately, the following replaces the third paragraph under “Other Information—Selective Disclosure of Portfolio Holdings” in the SAI:

Each Portfolio will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Portfolio’s Form N-Q will be filed with the SEC within 60 days after the period to which it relates. Each Portfolio’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in its semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. A semi-annual or annual report for each Portfolio will become available to investors within 60 days after the period to which it relates. Each Portfolio’s Form N-Q and Form N-CSR are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090. The Portfolios intend to publish on the Trust’s website (http://www.gsamfunds.com) complete portfolio holdings for each Portfolio as of the end of each month subject to a ten day lag between the date of the information and the date on which the information is disclosed. The Portfolios may publish such information more frequently if they have a legitimate business purpose for doing so.

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This Supplement should be retained with your SAI for future reference.

TARGDATESAISTK 02-18